COMMITMENTS AND CONTINGENCIES (Details Narrative)			1 Months Ended
	Sep. 01, 2021 USD ($)	Jul. 26, 2021 USD ($) ft²	Nov. 21, 2024 shares	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 02, 2024 USD ($)	Dec. 31, 2023 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Security deposit value				$ 500,000	$ 500,000		$ 550,000
Operating lease right of use asset				3,937,256	4,028,397		$ 4,373,155
Executive Severance Agreement [Member] | Arcaini [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Base Salary	$ 75,000
Executive Severance Agreement [Member] | Arcaini [Member] | N 2016 Equity Incentive Plan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Option forfeited | shares			100,716
Property Available for Operating Lease [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Area of lease | ft²		40,000
Operating lease liability		$ 4,980,104		4,570,642	4,665,598
Rentable space | ft²		30,000
Security deposit payment		$ 600,000
Security deposit value		$ 500,000
Operating lease right of use asset				$ 3,937,256	$ 4,028,698
Lease term				7 years 3 months	7 years 6 months
Property Available For Master Lease [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease liability				$ 2,125,735	$ 2,092,057	$ 2,662,282
Lease term						66 months